Note 49 - Subsequent Events	6 Months Ended
Jun. 30, 2018
Subsequent Events
Disclosure Of Events After Reporting Period Explanatory

Subsequent events

On July 6, 2018, BBVA Group has completed the sale to The Bank of Nova Scotia of its approximately 68.19% shareholding stake in BBVA Chile for a total cash amount of approximately $2,200 million, a capital gain net of approximately €640 million and a positive impact on Common Equity Tier 1 (fully loaded) of approximately 50 basis points (see Note 3).

On September 18, 2018, BBVA agreed to carry out an issue of preferred securities contingently convertible into newly issued ordinary shares of BBVA with exclusion of pre-emptive subscription rights for shareholders for a total nominal amount of €1,000 million.

From July 1, 2018 to the date of preparation of these consolidated financial statements, no other subsequent events not mentioned above in these consolidated financial statements have taken place that could significantly affect the Group’s earnings or its equity position.